Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Cost of Investment Property, Plant and Equipment	Cost of property, plant and equipment is as follows (in millions of Mexican pesos):
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2022	$1,431	$5,410	$30,194	$162	$149	$1,676	$39,022
Additions	2	3	286	1	4	1,400	1,696
Conversion adjustments	(18)	(9)	(339)		(1)	(40)	(407)
Balance as of December 31, 2022	$1,415	$5,404	$30,141	$163	$152	$3,036	$40,311

Additions	2	-	1,017	1	7	1,465	2,492
Conversion adjustments	(19)	(153)	(1,457)	1	(4)	(108)	(1,740)
Balance as of December 31, 2023	$1,398	$5,251	$29,701	$165	$155	$4,393	$41,063

Schedule of Accumulated Depreciation of Property, Plant and Equipment	Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):
	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of January 1, 2022	1,250	$21,591	$86	$82	$23,009

Depreciation expense	46	1,058	2		1,106
Conversion effects	(10)	(575)	(2)		(587)
Balance as of December 31, 2022	1,286	$22,074	$86	$82	$23,528

Depreciation expense	63	957	2	5	1,027
Conversion effects	(31)	(1,412)	(1)	(2)	(1,446)
Balance as of December 31, 2023	$1,318	$21,619	$87	$85	$23,109

Schedule of Net Book Value of Property, Plant and Equipment	The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):
Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in- progress	Total

Balance as of January 1, 2022	$1,431	$4,160	$8,603	$76	$67	$1,676	$16,013

Balance as of December 31, 2022	$1,415	$4,118	$8,067	$77	$70	$3,036	$16,783

Balance as of December 31, 2023	$1,398	$3,933	$8,082	$78	$70	$4,393	$17,954